Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	CarLotz, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759008
Amendment Flag	false